                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------


                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/05

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of January 31, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 1/31/05

SENIOR INCOME TRUST
SYMBOL: VVR
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (6/24/98)            5.27%          5.15%

5-year                               4.72           7.80

1-year                               6.40           3.72

6-month                              3.05          -0.21
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND TRUST SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

Van Kampen Senior Income Trust is managed by the Adviser's Senior Loans team, led by Howard Tiffen, Managing Director of the Adviser.(1)

MARKET OVERVIEW

The semiannual period ended January 31, 2005 saw a continuation of the favorable backdrop for the senior-loan market that has prevailed for much of the last two years. The economy maintained a path of healthy growth, inflation remained modest, and the long-awaited increase in long-term interest rates failed to materialize. All of these factors continued to support corporate financial performance, which has been further aided by the strides in efficiency many companies made over the past several years in response to an increasingly competitive environment. The significant decline of the U.S. dollar over the last two-plus years has provided an additional boost to the competitiveness of many of the companies that underlie the senior loan market, as a weaker dollar makes foreign goods more expensive to U.S. consumers and U.S. exports of manufactured goods more competitive. The end result of strong corporate profitability has been improving credit quality, which has supported the senior-loan market's performance.

Yield spreads in the senior-loan market began the semiannual period near historical lows and remained there throughout the period. These narrow spreads continued to allow a greater range of companies to access the senior-loan market at very favorable terms. At the same time, an expanding array of institutional investors has been attracted to the asset class in view of its improved credit quality, which has been reflected in significantly lower default rates. In fact, while senior loans have traditionally been considered somewhat speculative, there is growing appreciation of the asset class' defensive characteristics. As a result, demand for and inflows into senior loans remained strong, and investors readily absorbed the healthy supply of new issues that came to market during the period. In both the primary and secondary markets, demand has continued to outstrip supply, which has supported the continued narrowing of spreads.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

A closed-end fund's return can be calculated either upon the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly, as they did during the reporting period.

For the six months ended January 31, 2005, the trust returned -0.21 percent on a market price basis, and 3.05 percent on an NAV basis.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

------------------------------------------------
      BASED ON NAV   BASED ON MARKET PRICE

         3.05%              -0.21%
------------------------------------------------

We believe that the trust's performance over the period reflects the resources we have dedicated to performing fundamental research and analysis on the companies held in the portfolio. We continue to focus on identifying those companies that exhibit strong management, solid and predictable cash flows, and collateral that is sufficient to provide a healthy backstop in the event of default.

In addition to a strong focus on fundamental company analysis, we continued to maintain a high level of diversification in the trust's portfolio during the period in order to minimize the risk of over-concentration in any one sector or security. We follow a bottom-up security-selection process and generally do not practice sector rotation. However, we will move to limit the portfolio's exposure to certain industries facing ongoing challenges. For example, we continued to minimize the trust's exposure to the auto industry during the period. We believe that as that industry continues the process of sorting out the winners from the losers, the risks to auto manufacturers and their suppliers dictate a cautious approach. We have followed a similar path in telecommunications, which is experiencing ongoing problems with overcapacity. In addition, within the healthcare sector, we have avoided exposure to companies which rely on Medicare reimbursement rates for revenues. Federal budget constraints put at risk the maintenance of existing reimbursement rates.

The trust also continued to benefit during the period from our use of leverage. This strategy involves borrowing at a short-term lending rate such as LIBOR and reinvesting the proceeds at a spread above that rate. We use leverage on an ongoing basis in an effort to enhance the trust's dividend, as it did during the reporting period. Unlike with other fixed-income asset classes, using this strategy in conjunction with a portfolio of senior loans does not involve risk from rising short-term interest rates, since the income from senior loans adjusts in tandem with rates that determine our borrowing costs. We are likely to reduce leverage in periods of weaker credit quality conditions to prevent magnifying erosion of the trust's net asset value.

Looking ahead, while growth in corporate profits is showing signs of slowing, we believe profitability and pricing power for the borrowers that underlie the senior loan market may remain strong. As a result, we expect these companies will potentially be able to continue to generate free cash-flow and that credit quality will not deteriorate in any meaningful way. For these reasons, we believe the environment for senior loans may continue to be quite favorable in the coming months. We will continue to pursue a disciplined investment approach, that seeks to balance attractive yields with a relatively stable net asset value for the trust.

There is no guarantee that any securities will continue to perform well or be held by the trust in the future.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/05
Printing & Publishing                                             9.8%
Beverage, Food & Tobacco                                          7.4
Chemicals, Plastics & Rubber                                      6.5
Entertainment & Leisure                                           6.5
Hotels, Motels, Inns & Gaming                                     6.4
Broadcasting--Cable                                               5.9
Healthcare                                                        4.5
Containers, Packaging & Glass                                     4.3
Medical Products & Services                                       4.0
Electronics                                                       3.4
Automotive                                                        3.2
Buildings & Real Estate                                           3.2
Aerospace/Defense                                                 3.0
Utilities                                                         2.4
Telecommunications-Wireless                                       2.4
Ecological                                                        2.2
Insurance                                                         1.9
Retail--Stores                                                    1.7
Construction Material                                             1.6
Healthcare & Beauty                                               1.4
Finance                                                           1.3
Retail--Specialty                                                 1.3
Telecommunications--Local Exchange Carriers                       1.2
Personal & Miscellaneous Services                                 1.2
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                        1.2
Natural Resources                                                 1.1
Paper & Forest Products                                           1.1
Non-Durable Consumer Products                                     1.0
Retail--Oil & Gas                                                 0.9
Broadcasting--Diversified                                         0.9
Transportation--Personal                                          0.8
Diversified Manufacturing                                         0.5
Pharmaceuticals                                                   0.5
Business Equipment                                                0.5
Restaurants & Food Service                                        0.5
Mining, Steel, Iron & Non-Precious Metals                         0.5
Broadcasting--Television                                          0.5
Broadcasting--Radio                                               0.5
Farming & Agriculture                                             0.5
Transportation--Cargo                                             0.4
Machinery                                                         0.4
Education & Child Care                                            0.1
Transportation-Rail Manufacturing                                 0.1
                                                                -----
Total Long Term Investments                                      98.7%
Short-Term Investments                                            1.3
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Van Kampen closed-end funds do not presently provide partial lists of their portfolio holdings on a monthly basis, but may do so in the future.

       You may obtain copies of a trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

INVESTMENT POLICY CHANGES

       At a meeting held March 2 and March 3, 2005 the Board of Trustees approved a change to the Trust's respective investment policies regarding the current investment requirements for senior notes. The changes modify the current limitation on senior notes. Such modification allows investments in senior notes provided that senior notes represent the only form of senior debt financing in the borrower's capital structure or enjoy a pair passu position with other senior loans in the borrower's capital structure with respect to collateral only and not with respect to the other covenants and terms.

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  172.3%
            AEROSPACE/DEFENSE  5.4%
 $ 4,309    Alion Science and
            Technology Corp., Term                       4.92 to
            Loan....................... B1        B+      5.22%     8/2/2009     $    4,341,519
   4,500    AM General, LLC, Term Loan                   6.99 to
            (i)........................ NR        NR      8.75      11/1/2011         4,629,375
   2,970    Anteon International Corp.,
            Term Loan (i).............. Ba3       BB      4.31     12/31/2010         3,009,968
                                                         5.73 to
   5,900    Apptis, Inc., Term Loan.... B2        B+      7.50      1/5/2010          5,966,375
                                                         4.56 to
   4,963    ARINC, Inc., Term Loan..... Ba3       BB      4.78      3/10/2011         5,036,937
   6,948    CACI International, Inc.,
            Term Loan (i).............. Ba2       BB      3.95      5/3/2011          7,038,686
   5,436    Ceradyne, Inc., Term                         3.94 to
            Loan....................... Ba3       BB-     4.50      8/18/2011         5,514,523
   5,300    DRS Technologies, Inc.,                      3.74 to
            Term Loan.................. Ba3       BB-     4.39      11/4/2010         5,354,664
   3,959    ILC Industries, Inc., Term
            Loan....................... NR        NR      5.40      8/5/2010          4,019,886
   8,775    K & F Industries, Inc.,                      4.95 to
            Term Loan.................. B2        B+      6.75     11/16/2012         8,926,737
  15,515    The Titan Corp., Term                        5.37 to
            Loan....................... Ba3       BB-     6.75      6/30/2009        15,738,402
   1,937    The Titan Corp., Revolving                   5.24 to
            Credit Agreement........... Ba3       BB-     6.75      5/23/2008         1,926,410
   6,944    Transdigm, Inc., Term
            Loan....................... B1        B+      4.67      7/22/2010         7,045,768
   5,453    United Defense Industries,                   4.56 to
            Inc., Term Loan............ Ba2       BB+     4.58      8/13/2009         5,523,432
                                                                                 --------------
                                                                                     84,072,682
                                                                                 --------------
            AUTOMOTIVE  5.8%
   3,600    Affina Group, Inc., Term
            Loan (i)................... B2        BB-     5.44     11/30/2011         3,661,200
  14,021    Federal-Mogul Corp., Term
            Loan (c)................... NR        NR      6.09      12/9/2005        14,108,540
  15,300    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (c)........................ NR        NR      6.09      12/9/2005        15,338,575
  11,618    Goodyear Tire & Rubber Co.,
            Term Loan.................. B1        BB      6.56      3/31/2006        11,832,334
   8,605    MetoKote Corp., Term                         5.73 to
            Loan....................... B1        B+      5.98      8/13/2010         8,755,211
   6,866    Polypore, Inc., Term
            Loan....................... B1        B       4.83     11/12/2011         6,968,482
  12,687    Safelite Glass Corp., Term                   6.06 to
            Loan....................... NR        NR      7.56      9/30/2007        10,879,425
   4,284    Tenneco Automotive, Inc.,
            Term Loan.................. B1        B+      5.35     12/12/2010         4,368,378

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
 $11,900    TRW Automotive, Inc., Term                   3.88 to   10/29/10 to
            Loan....................... Ba2       BB+     4.38%     06/30/12     $   11,948,442
   1,933    United Components, Inc.,
            Term Loan.................. B1        BB-     4.78      6/30/2010         1,961,730
                                                                                 --------------
                                                                                     89,822,317
                                                                                 --------------
            BEVERAGE, FOOD & TOBACCO  13.1%
   8,978    Acosta Sales Co., Inc.,                      4.82 to
            Term Loan (i).............. NR        NR      5.46      8/10/2010         9,120,583
   4,684    Atkins Nutritionals, Inc.,                   7.89 to
            Term Loan.................. NR        NR      8.19     10/29/2009         4,238,776
  13,192    Birds Eye Foods, Inc., Term
            Loan (i)................... B1        B+      5.31      6/30/2008        13,376,698
   4,868    Commonwealth Brands, Inc.,
            Term Loan (i).............. NR        NR      5.88      8/28/2007         4,935,058
  27,000    Constellation Brands, Inc.,                  4.25 to
            Term Loan (i).............. Ba2       BB      6.00     11/30/2011        27,371,250
     500    Culligan International Co.,
            Term Loan (i).............. B1        B+      4.92      9/30/2011           507,604
   7,180    Del Monte Corp., Term Loan
            (i)........................ Ba3       BB-     4.96     12/20/2010         7,224,973
   5,985    Doane Pet Care Co., Term                     6.37 to
            Loan....................... B2        B+      6.56      11/5/2009         6,089,737
  14,323    Dole Food Co., Inc., Term                    4.44 to   09/28/08 to
            Loan....................... Ba3       BB      8.00      07/21/10         14,634,775
  20,182    DS Waters Enterprises, LP,                   6.37 to
            Term Loan.................. B3        B-      6.67      11/7/2009        18,939,334
  17,770    Land O' Lakes, Inc., Term
            Loan....................... B1        B+      5.71     10/10/2008        18,051,485
   7,148    Luigino's, Inc., Term                        5.44 to
            Loan....................... B1        B+      5.63      4/2/2011          7,184,185
   5,516    Michael Foods, Inc., Term                    4.63 to
            Loan....................... B1        B+      6.50     11/21/2010         5,612,284
   1,995    OSI Foods GMBH & Co. KG,
            Term Loan.................. NR        NR      4.81      9/2/2011          2,024,510
   4,489    OSI Group, LLC, Term
            Loan....................... NR        NR      4.81      9/2/2011          4,555,148
   2,494    OSI-Holland Finance B.V.,
            Term Loan.................. NR        NR      4.81      9/2/2011          2,530,638
   8,736    Pierre Foods, Inc.,
            Term Loan.................. B1        B+      4.48      6/30/2010         8,834,280
  31,525    Pinnacle Foods, Inc., Term                   5.81 to
            Loan....................... B1        B+      6.37     11/25/2010        31,584,109
   7,428    Southern Wine & Spirits of
            America, Inc., Term Loan... NR        NR      4.81      7/2/2008          7,538,374

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 4,950    Sunny Delight Beverage Co.,                  6.59 to
            Term Loan.................. B2        B+     10.04%     8/20/2010    $    4,711,125
                                                         4.90 to
   5,075    Swift & Co., Term Loan..... Ba2       BB      5.05      9/19/2008         5,163,958
                                                                                 --------------
                                                                                    204,228,884
                                                                                 --------------
            BROADCASTING--CABLE  10.4%
   2,233    Cebridge Connections, Inc.,                  5.24 to
            Term Loan.................. NR        NR      7.50      2/23/2009         2,241,499
   3,300    Century Cable Holdings,
            LLC, Term Loan (c)......... NR        NR      7.25      6/30/2009         3,281,437
  61,687    Charter Communications
            Operating, LLC,                              5.73 to   04/27/10 to
            Term Loan (i).............. B2        B       5.98      04/27/11         61,516,752
   9,593    Frontiervision Operating
            Partners, LP,                                6.65 to   09/30/05 to
            Term Loan (c).............. NR        NR      6.78      03/31/06          9,636,609
   2,354    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c)....... NR        NR      6.65     10/31/2005         2,364,527
   4,676    Hilton Head Communications,
            LP, Term Loan (c).......... NR        NR      6.50      3/31/2008         4,615,460
   7,300    Hilton Head Communications,
            LP, Revolving Credit
            Agreement (c).............. NR        NR      5.25      9/30/2007         7,186,850
  18,315    Insight Midwest Holdings,
            LLC, Term Loan............. Ba3       BB      5.44     12/31/2009        18,624,066
                                                         4.89 to
   5,025    MCC Iowa, LLC, Term Loan... Ba3       BB+     5.29      9/30/2010         5,092,901
  33,045    Olympus Cable Holdings,
            LLC,                                         6.50 to   06/30/10 to
            Term Loan (c).............. NR        NR      7.25      09/30/10         32,800,612
  10,871    Parnassos, LP,
            Term Loan (c).............. NR        NR      5.25      6/30/2007        10,857,198
   4,753    Parnassos, LP, Revolving
            Credit Agreement (c)....... NR        NR      5.25      6/30/2007         4,742,115
                                                                                 --------------
                                                                                    162,960,026
                                                                                 --------------
            BROADCASTING--DIVERSIFIED  1.5%
   8,259    DirecTV Holdings, LLC, Term                  4.45 to
            Loan....................... Ba1       BB      4.48      3/6/2010          8,384,104
  10,000    Emmis Operating Co., Term
            Loan....................... Ba2       B+      4.17     11/10/2011        10,117,360
   3,900    Entravision Communications
            Corp., Term Loan........... B1        B+      4.31      2/24/2012         3,930,876
   1,786    PanAmSat Holding Corp.,
            Term Loan.................. B1        BB+     5.25      8/20/2011         1,802,334
                                                                                 --------------
                                                                                     24,234,674
                                                                                 --------------

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BROADCASTING--RADIO  0.8%
 $ 9,034    Spanish Broadcasting
            Systems, Inc., Term Loan... B1        B+      5.73%    10/30/2009    $    9,169,256
   3,500    Susquehanna Media Co., Term                  4.07 to
            Loan....................... Ba2       BB-     4.58      3/31/2012         3,553,595
                                                                                 --------------
                                                                                     12,722,851
                                                                                 --------------
            BROADCASTING--TELEVISION  0.8%
   7,500    Gray Communications                          4.30 to
            Systems, Inc., Term Loan... Ba2       B+      4.31      6/30/2011         7,603,125
   5,382    NEP Supershooters, LP, Term
            Loan....................... B1        B       6.56      2/3/2011          5,469,457
                                                                                 --------------
                                                                                     13,072,582
                                                                                 --------------
            BUILDINGS & REAL ESTATE  5.6%
   4,200    AIMCO Properties, LP, Term
            Loan (i)................... NR        NR      4.18      11/2/2009         4,281,375
   7,814    CB Richard Ellis Services,                   3.92 to
            Inc., Term Loan (i)........ B1        B+      6.25      3/31/2010         7,891,857
   2,329    Central Parking Corp., Term                  4.92 to
            Loan....................... Ba3       BB-     5.06      3/31/2010         2,371,209
   6,053    Corrections Corp. of                         4.53 to
            America, Term Loan (i)..... Ba3       BB-     4.95      3/31/2008         6,155,236
   4,606    Crescent Real Estate
            Equities Co., Term Loan
            (i)........................ NR        NR      4.64      1/12/2006         4,650,562
  44,948    General Growth, LLC, Term                              11/12/07 to
            Loan....................... Ba2       BB+     4.64      11/12/08         45,245,157
   1,521    GEO Group, Inc., Term                        4.63 to
            Loan....................... Ba3       BB-     5.00      7/9/2009          1,547,603
   6,000    Landsource Communities
            Development, LLC, Term
            Loan....................... NR        NR      5.06      3/31/2010         6,095,628
   4,500    South Edge, LLC,                             4.44 to   10/31/07 to
            Term Loan.................. NR        NR      4.69      10/31/09          4,531,721
   5,000    WFP Tower Co., LP, Term
            Loan (i)................... NR        NR      4.13      3/31/2006         5,004,690
                                                                                 --------------
                                                                                     87,775,038
                                                                                 --------------
            BUSINESS EQUIPMENT  0.9%
                                                         6.81 to
   4,875    Katun Corp., Term Loan..... NR        B+      8.25      6/30/2009         4,887,187
   9,272    Verifone, Inc., Term                         5.23 to   06/30/11 to
            Loan....................... B1        B+      8.73      12/31/11          9,471,322
                                                                                 --------------
                                                                                     14,358,509
                                                                                 --------------
            CHEMICALS, PLASTICS & RUBBER  11.2%
   1,797    Becker-Underwood, Inc.,                      6.45 to   09/30/11 to
            Term Loan.................. NR        NR      9.20      03/31/12          1,797,300
   6,500    Brenntag AG, (Germany) Term
            Loan (i)................... B1        BB-     4.73      2/27/2012         6,564,350

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 6,583    Celenase AG, (Germany) Term
            Loan (i)................... B1        B+      4.81%     4/6/2011     $    6,608,188
   4,474    Hercules, Inc., Term                         3.97 to
            Loan....................... Ba1       BB      4.31      10/8/2010         4,526,140
  40,201    Huntsman Corp.,
            Term Loan.................. B2        B       6.05      3/31/2010        40,913,550
  21,532    Huntsman ICI Chemicals,
            LLC, Term Loan............. B1        B       5.00     12/31/2010        21,871,199
     600    IMC Global, Inc., Revolving                  6.25 to
            Credit Agreement........... Ba3       BB+     7.50      5/17/2006           591,000
  10,992    ISP Chemco, Inc.,                            4.25 to
            Term Loan.................. Ba2       BB+     4.50      3/27/2011        11,127,050
  16,307    KOSA B.V., (Netherlands)
            Term Loan.................. Ba3       BB      5.31      4/29/2011        16,603,310
   5,860    Kraton Polymers, LLC, Term                   4.88 to
            Loan....................... B1        B+      5.56     12/23/2010         5,913,373
                                                         4.52 to   11/04/09 to
  25,913    Nalco Co., Term Loan....... B1        BB-     6.75      11/04/10         26,297,781
                                                         5.61 to
   6,678    Rhodia, Inc., Term Loan.... B2        NR      7.06      6/18/2006         6,630,207
  22,800    Rockwood Specialties Group,
            Inc., Term Loan............ B1        B+      4.95      7/30/2012        23,082,971
   1,950    Unifrax Corp., Term Loan... B1        B+      6.13      5/19/2010         1,986,544
                                                                                 --------------
                                                                                    174,512,963
                                                                                 --------------
            CONSTRUCTION MATERIAL  2.9%
  10,421    Builders FirstSource, Inc.,
            Term Loan (i).............. NR        B+      5.58      2/25/2010        10,460,330
   1,970    Building Materials Holding
            Corp., Term Loan (i)....... Ba2       BB-     5.31      8/21/2010         1,984,775
   6,953    Compression Polymers Corp.,
            Term Loan.................. B1        B       5.04      3/12/2010         7,027,009
   4,200    Contech Construction
            Products, Inc.,
            Term Loan (i).............. Ba3       BB-     4.94      12/7/2010         4,270,875
   3,750    Interline Brands, Inc.,
            Term Loan.................. B1        BB-     4.81     12/31/2010         3,796,875
                                                         4.75 to
     811    Itron, Inc., Term Loan..... Ba3       BB-     6.50      6/28/2011           820,004
   2,638    Juno Lighting, Inc., Term                    4.89 to
            Loan....................... B1        B+      6.75     11/21/2010         2,684,119
   1,714    National Waterworks, Inc.,
            Term Loan.................. B1        B+      5.06     11/22/2009         1,744,286
   2,370    Professional Paint, Inc.,                    5.50 to
            Term Loan.................. NR        NR      6.06      9/30/2011         2,402,587

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIAL (CONTINUED)
 $   978    Sensus Metering Systems,                     4.42 to
            Inc., Term Loan............ B2        B+      5.40%    12/17/2010    $      983,857
   8,740    Werner Holding Co., Inc.,                    5.94 to
            Term Loan.................. B1        CCC+    6.34      6/11/2009         8,499,920
                                                                                 --------------
                                                                                     44,674,637
                                                                                 --------------
            CONTAINERS, PACKAGING & GLASS  7.6%
   3,125    BWAY Corp., Term Loan
            (i)........................ B1        B+      4.75      6/30/2011         3,178,181
   1,791    Consolidated Container
            Company, LLC, Term Loan.... B2        B-      5.13     12/15/2008         1,814,507
  21,726    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term                   4.47 to
            Loan....................... B1        NR      4.75     12/19/2010        22,095,159
   7,200    Graham Packaging Co., Term                   5.00 to
            Loan....................... B2        B       5.13      10/7/2011         7,307,359
  16,161    Graphic Packaging
            International Corp., Term                    5.06 to
            Loan....................... B1        B+      5.44      6/30/2010        16,453,481
     978    Graphic Packaging
            International Corp.,
            Revolving Credit                             5.68 to
            Agreement.................. B1        B+      8.25      8/8/2009            950,739
   4,276    Impress Metal Packaging
            Holding B.V., (Netherlands)
            Term Loan.................. NR        B+      6.03     12/31/2006         4,297,283
   2,786    Kranson Industries, Inc.,
            Term Loan.................. NR        NR      5.31      7/30/2011         2,827,790
  15,235    Owens-Illinois, Inc., Term                   4.95 to   04/01/07 to
            Loan....................... B1        BB-     7.25      04/01/08         15,516,299
   7,284    Packaging Dynamics, Term                               09/29/08 to
            Loan....................... NR        NR      5.56      09/29/09          7,300,367
   4,868    Ranpak Corp., Term Loan.... NR        NR      6.20      3/15/2010         4,874,233
  15,650    Smurfit-Stone Container                      4.44 to
            Corp., Term Loan........... Ba3       BB-     4.69      11/1/2011        15,899,993
   1,988    Smurfit-Stone Container
            Corp., Revolving Credit                      4.75 to
            Agreement.................. Ba3       BB-     6.50      11/1/2009         1,938,300
   7,444    Solo Cup, Inc., Term                         4.62 to
            Loan....................... B1        B+      5.06      2/27/2011         7,585,650
     646    Tekni-Plex, Inc., Revolving                  6.40 to
            Credit Agreement........... B3        B-      8.25      6/21/2006           639,831
   5,955    U.S. Can Corp., Term
            Loan....................... B2        B       6.40      1/10/2010         5,943,834
                                                                                 --------------
                                                                                    118,623,006
                                                                                 --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING  1.0%
 $ 2,613    Chart Industries, Inc, Term                  5.63 to
            Loan....................... NR        NR      5.68%     9/15/2009    $    2,629,511
  12,284    Mueller Group, Inc., Term                    5.15 to
            Loan....................... B2        B+      6.75      4/23/2011        12,430,281
                                                                                 --------------
                                                                                     15,059,792
                                                                                 --------------
            ECOLOGICAL  4.0%
  35,509    Allied Waste North America,                  4.90 to
            Inc., Term Loan (i)........ B1        BB      5.27      1/15/2010        36,073,005
   1,470    Casella Waste Systems,                       4.69 to
            Inc., Term Loan (i)........ B1        BB-     5.31      5/11/2007         1,488,835
                                                         5.94 to
   6,467    Duratek, Inc., Term Loan... B1        BB-     6.13     12/16/2009         6,477,500
   2,738    Environmental Systems
            Products Holdings, Term                      5.63 to   12/12/08 to
            Loan....................... B2        NR      12.56     12/12/10          2,800,552
   6,813    Great Lakes Dredge & Dock                    5.36 to
            Corp., Term Loan........... B2        B-      6.60     12/22/2010         6,812,604
   3,573    Waste Services, Inc., Term                   6.70 to
            Loan....................... Caa1      B-      7.50      3/31/2011         3,584,166
     700    Waste Services, Inc.,
            Revolving Credit                             6.98 to
            Agreement.................. Caa1      B-      7.11      4/29/2009           682,500
   4,000    Wastequip, Inc., Term                        6.25 to
            Loan....................... NR        NR      6.50     12/31/2010         4,010,000
                                                                                 --------------
                                                                                     61,929,162
                                                                                 --------------
            EDUCATION & CHILD CARE  0.2%
   2,936    Educate Operating Co., LLC,
            Term Loan.................. B1        B+      5.06      3/31/2011         2,973,014
     219    TEC Worldwide, Inc., Term
            Loan....................... NR        NR      4.31      2/28/2005           217,830
                                                                                 --------------
                                                                                      3,190,844
                                                                                 --------------
            ELECTRONICS  6.0%
   1,975    AMI Semiconductor, Inc.,
            Term Loan.................. B1        BB-     5.08      9/26/2008         1,999,687
   8,872    Audio Visual Services
            Corp., Term Loan........... NR        NR      6.50      3/4/2006          9,359,848
   4,178    Automata, Inc., Term Loan                              02/28/03 to
            (a) (c) (j)................ NR        NR      7.75      02/28/04                  0
   2,400    Fairchild Semiconductor
            Corp., Term Loan........... Ba3       BB-     4.25%    12/31/2010         2,427,000
  10,929    Knowles Electronics, Inc.,
            Term Loan.................. B3        NR      7.19      6/29/2007        11,015,055
   4,620    Memec Group Ltd., (England)                  5.06 to   04/30/09 to
            Term Loan.................. B2        B       10.50     06/15/10          4,639,830
  22,200    Semiconductor Components
            Industries, LLC. Term
            Loan....................... B3        B       5.56     12/15/2011        22,338,750

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
                                                         4.78 to
 $16,135    Rayovac Corp., Term Loan... B1        B+      6.75%     9/30/2009    $   16,320,284
  11,700    Seagate Technologies, Inc.,
            Term Loan.................. Ba1       BB+     4.56      5/13/2007        11,902,925
   7,313    UGS Corp., Term Loan....... B1        B+      4.83      5/27/2011         7,427,519
   5,400    Viasystems, Inc.,                            6.49 to
            Term Loan.................. B2        NR      6.69      9/30/2009         5,455,123
                                                                                 --------------
                                                                                     92,886,021
                                                                                 --------------
            ENTERTAINMENT & LEISURE  11.5%
   3,000    Alliance Atlantis
            Communications, Inc., Term                   4.29 to
            Loan (i)................... Ba2       BB      6.00     12/20/2011         3,037,500
   4,555    Detroit Red Wings, Inc.,
            Term Loan.................. NR        NR      5.39      8/30/2006         4,582,975
   4,432    Festival Fun Parks, LLC,                     7.25 to   06/30/07 to
            Term Loan.................. NR        NR      7.75      12/31/07          4,413,939
   3,034    GT Brands Holdings, LLC,
            Term Loan.................. NR        NR      10.25     9/30/2007         1,668,750
  61,479    Metro-Goldwyn-Mayer, Inc.,
            Term Loan.................. NR        NR      5.06      4/30/2011        61,640,633
  10,158    Mets II, LLC, Term Loan.... NR        NR      5.77      8/23/2005        10,310,708
   4,200    New Jersey Basketball, LLC,
            Term Loan.................. NR        NR      6.06      8/16/2008         4,200,000
                                                         5.55 to
   4,714    Pure Fishing, Term Loan.... B1        BB-     5.85      9/30/2010         4,796,877
  28,968    Regal Cinemas, Inc., Term
            Loan....................... Ba3       BB-     4.56     11/10/2010        29,342,566
   8,742    Six Flags Theme Parks,
            Inc., Term Loan............ B1        B-      4.90      6/30/2009         8,895,085
     247    Six Flags Theme
            Parks, Inc., Revolving                       4.95 to
            Credit Agreement........... B1        B-      5.08      6/30/2008           241,097
   5,816    Tigers Ballpark, LLC, Term                   4.88 to
            Loan....................... NR        NR      5.19      12/1/2006         5,826,639
  10,259    True Temper, Inc.,                           5.07 to
            Term Loan.................. B2        B       7.00      3/15/2011        10,220,223
   6,000    Universal City Development                   4.48 to
            Partners, LP, Term Loan.... Ba3       NR      4.66      6/9/2011          6,097,500
  12,406    Warner Music Group, Term                     4.97 to
            Loan....................... B1        B+      5.38      2/28/2011        12,575,546
   4,548    Worldwide Sports &
            Recreation, Inc., Term                       5.66 to
            Loan....................... NR        NR      6.06     12/31/2006         4,559,008

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 4,937    YankeesNets, LLC, Term                       4.85 to
            Loan....................... NR        NR      5.03%     6/25/2007    $    5,023,542
   2,263    Yankees Holdings, LP, Term                   4.49 to
            Loan....................... NR        NR      4.90      6/25/2007         2,302,457
                                                                                 --------------
                                                                                    179,735,045
                                                                                 --------------
            FARMING & AGRICULTURE  0.8%
   2,216    Central Garden & Pet Co.,
            Term Loan.................. Ba2       BB+     4.33      5/15/2009         2,232,872
  10,236    United Industries Corp.,                     6.75 to   04/29/11 to
            Term Loan.................. B1        B+      8.75      10/31/11         10,261,902
                                                                                 --------------
                                                                                     12,494,774
                                                                                 --------------
            FINANCE  2.1%
   3,180    DCS Business Services,                       6.40 to   12/31/08 to
            Inc., Term Loan............ NR        NR      6.90      12/31/09          3,186,712
   4,392    Outsourcing Solutions, Term
            Loan....................... NR        NR      7.40      12/9/2008         4,408,749
   7,012    Rent-A-Center, Inc., Term
            Loan....................... Ba2       BB+     4.21      6/30/2010         7,108,156
   8,114    Risk Management Assurance
            Co., Term Loan............. NR        NR      6.63     12/21/2006         7,708,469
  10,770    Transfirst Holdings, Inc.,                   6.56 to   03/31/10 to
            Term Loan.................. NR        NR      10.06     03/31/11         10,823,044
                                                                                 --------------
                                                                                     33,235,130
                                                                                 --------------
            HEALTHCARE  7.2%
   7,861    Ameripath, Inc., Term
            Loan....................... B2        B+      5.83      3/27/2010         7,929,672
   7,090    AMN Healthcare Services,
            Inc., Term Loan............ Ba2       BB-     5.56      10/2/2008         7,156,574
   8,379    Ardent Health Services,
            Term Loan (i).............. B1        B+      4.80      8/12/2011         8,449,702
  41,520    Community Health Systems,
            Inc., Term Loan (i)........ Ba3       BB-     4.15      8/19/2011        41,895,420
   6,261    Concentra Operating Corp.,                   4.88 to
            Term Loan (i).............. B1        B+      5.10      6/30/2010         6,341,930
   6,219    FHC Health Systems, Inc.,                    8.40 to
            Term Loan.................. B2        B       10.40    12/18/2009         6,312,575
   6,772    Genesis Healthcare Corp.,
            Term Loan.................. Ba3       BB-     4.67      12/1/2010         6,868,094
   7,279    InteliStaf Group, Inc.,                      5.80 to   10/31/05 to
            Term Loan.................. NR        NR      7.25      10/31/07          7,223,626
   3,582    Medcath Holdings Corp.,                      5.11 to
            Term Loan.................. B2        B+      6.50      6/30/2011         3,620,059
   3,111    Multiplan, Inc., Term
            Loan....................... Ba3       B+      5.31      3/4/2009          3,146,111
   4,800    PacifiCare Health Systems,                   4.06 to
            Inc., Term Loan............ Ba2       BBB-    4.25     12/13/2010         4,821,998

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $ 2,985    Sterigenics International,
            Inc., Term Loan............ B2        B+      5.53%     6/14/2011    $    3,022,312
   4,910    Triad Hospitals, Inc., Term
            Loan....................... Ba2       BB      4.83      9/30/2008         4,992,722
                                                                                 --------------
                                                                                    111,780,795
                                                                                 --------------
            HEALTHCARE & BEAUTY  2.5%
   5,921    American Safety Razor Co.,                   5.64 to
            Term Loan.................. B2        B       5.98      4/29/2011         5,950,679
   3,600    CEI Holdings, Inc., Term                     5.24 to   12/03/10 to
            Loan....................... NR        NR      9.19      12/03/11          3,645,000
   4,800    Del Laboratories, Inc.,
            Term Loan.................. B1        B       6.50      7/27/2011         4,800,000
   3,000    Marietta Intermediate                        7.50 to
            Holding Corp., Term Loan... NR        NR      11.50    12/17/2010         3,038,250
  22,125    Prestige Brands Holdings,                    5.29 to   04/06/11 to
            Inc., Term Loan............ B1        B       9.00      10/06/11         22,498,303
                                                                                 --------------
                                                                                     39,932,232
                                                                                 --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS  2.0%
                                                         7.55 to
   6,125    Formica Corp., Term Loan... NR        NR      8.50      6/10/2010         6,155,964
   2,790    Hunter Fan Co., Term                         6.25 to
            Loan....................... NR        NR      7.75      4/30/2010         2,837,081
   1,422    Imperial Home Decor Group,
            Inc., Term Loan (a) (d)
            (j)........................ NR        NR      8.75      4/4/2006             35,557
   8,761    National Bedding Co., Term                   4.65 to
            Loan....................... Ba3       BB-     5.13     12/31/2010         8,889,270
  13,848    Sealy Mattress Co., Term                     4.45 to
            Loan....................... B2        B+      4.65      4/6/2012         14,055,937
                                                                                 --------------
                                                                                     31,973,809
                                                                                 --------------
            HOTELS, MOTELS, INNS & GAMING  11.3%
  10,946    Alliance Gaming Corp., Term
            Loan (i)................... Ba3       BB-     4.90      9/4/2009         11,021,677
   4,276    Ameristar Casinos, Inc.,
            Term Loan.................. Ba3       BB-     4.63     12/20/2006         4,342,291
   4,975    Boyd Gaming Corp., Term                      3.92 to
            Loan (i)................... Ba2       BB      4.53      6/30/2011         5,044,963
  10,800    CNL Hospitality Partners,
            LP, Term Loan (i).......... NR        NR      4.90     10/13/2006        10,975,500
   3,087    Global Cash Access, LLC,
            Term Loan.................. B2        B+      5.17      3/10/2010         3,139,504
   6,652    Greektown Casino, LLC, Term                  5.69 to
            Loan....................... NR        NR      5.92     12/31/2005         6,718,241
   4,963    Green Valley Ranch Gaming,
            LLC, Term Loan............. B1        NR      4.50     12/24/2010         5,030,734

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 3,600    Herbst Gaming, Inc., Term
            Loan....................... NR        B+      4.64%     1/31/2011    $    3,657,377
   6,000    Interstate Operating Co.,                    8.06 to
            LP, Term Loan.............. B2        B       8.75      1/14/2008         6,015,000
   2,467    Isle of Capri Casinos,                       4.45 to
            Inc., Term Loan............ Ba2       BB-     4.66      4/26/2008         2,478,912
   8,906    Kuilima Resort Co., Term                     5.10 to   06/29/07 to
            Loan....................... NR        NR      6.75      09/29/07          8,884,213
  10,129    Mandalay Resort Group, Term
            Loan....................... NR        NR      5.48      6/30/2008        10,154,715
   2,400    Marina District Finance
            Co., Term Loan............. NR        NR      3.93     10/20/2011         2,424,499
   2,570    Penn National Gaming, Inc.,                  5.06 to
            Term Loan.................. Ba3       BB-     5.08      9/1/2007          2,582,188
  37,944    Planet Hollywood
            International, Inc.,
            Term Loan.................. NR        B-      5.56      9/1/2010         37,564,687
      90    Planet Hollywood
            International, Inc., Term
            Loan (k)................... NR        B-      6.56      9/1/2010             88,563
   7,200    Ruffin Gaming, LLC, Term
            Loan....................... NR        NR      5.94      7/14/2007         7,308,000
   6,900    Scientific Games Corp.,
            Term Loan.................. Ba2       BB      4.26     12/23/2009         6,974,748
   4,200    Seminol Tribe of Florida,
            Inc., Term Loan............ NR        BB      6.50      9/30/2011         4,242,000
   4,100    United Auburn Indian
            Community, Term Loan....... Ba3       BB+     6.48      1/24/2009         4,120,888
  10,364    Venetian Casino Resorts,
            LLC, Term Loan............. B1        B+      4.90      6/15/2011        10,547,156
  19,436    Wyndham International,                       7.19 to   04/01/06 to
            Inc., Term Loan............ NR        NR      8.19      06/30/06         19,544,928
   2,596    Wyndham International,
            Inc., Revolving Credit                       8.19 to
            Agreement.................. NR        NR      8.38      4/1/2006          2,589,803
     838    Wynn Las Vegas, LLC, Term
            Loan....................... B2        B+      4.69     12/14/2011           850,199
                                                                                 --------------
                                                                                    176,300,786
                                                                                 --------------
            INSURANCE  3.5%
   8,955    Alliant Resources Group,                     5.67 to
            Inc., Term Loan............ B2        B       8.75      8/31/2011         8,966,194
   4,963    Bristol West Holdings,
            Inc., Term Loan............ Ba1       BB+     4.56      2/18/2011         4,987,312
   2,867    CCC Information Services
            Group, Inc., Term Loan..... B1        B+      5.56      8/20/2010         2,902,524

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            INSURANCE (CONTINUED)
 $11,520    Conseco, Inc.,
            Term Loan (i).............. B2        BB-     6.08%     6/22/2010    $   11,764,800
   6,980    Hilb, Rogal & Hamilton Co.,
            Term Loan.................. Ba3       BB      4.81     12/15/2011         7,086,529
   1,701    Mitchell International,
            Inc., Term Loan............ B1        B+      5.55      8/15/2011         1,728,342
   4,043    Universal American
            Financial Corp., Term
            Loan....................... NR        BBB-    4.81      3/31/2009         4,052,606
   6,745    USI Holdings Corp., Term
            Loan....................... B1        BB-     5.23      8/11/2008         6,780,998
   5,400    Vertafore, Inc., Term                        5.27 to   12/22/10 to
            Loan....................... NR        NR      8.52      12/22/11          5,464,500
                                                                                 --------------
                                                                                     53,733,805
                                                                                 --------------
            MACHINERY  0.7%
   2,400    Douglas Dynamics, LLC, Term
            Loan....................... B1        BB-     4.51     12/16/2010         2,418,000
     734    Flowserve Corp.,                             5.15 to
            Term Loan.................. Ba3       BB-     5.44      6/30/2009           747,660
   4,800    Goodman Global Holdings,
            Inc., Term Loan............ B2        B+      4.81     12/23/2011         4,878,000
   2,481    United Rentals (North
            America), Inc., Term
            Loan....................... Ba3       BB      4.81      2/14/2011         2,519,632
                                                                                 --------------
                                                                                     10,563,292
                                                                                 --------------
            MEDICAL PRODUCTS & SERVICES  6.2%
   2,328    Advanced Medical Optics,                     4.49 to
            Inc., Term Loan (i)........ B1        BB-     4.74      6/25/2009         2,353,373
   5,400    American Medical
            Instruments Holdings, Inc.,                  5.58 to
            Term Loan.................. B2        B+      5.94      12/9/2010         5,447,250
   2,093    Colgate Medical, Ltd.,                       4.55 to
            (England) Term Loan........ Ba2       BB-     4.56     12/30/2008         2,119,347
   6,269    CONMED Corp., Term Loan                      4.75 to
            (i)........................ Ba3       BB-     5.01     12/15/2009         6,344,110
   6,900    Center For Diagnostic                        5.90 to
            Imaging, Term Loan......... B2        NR      7.75     12/31/2010         6,917,250
   1,318    Dade Behring, Inc., Term
            Loan (i)................... B2        BBB-    4.31      10/3/2008         1,328,223
  35,690    DaVita, Inc., Term Loan                      4.13 to   03/31/07 to
            (i)........................ Ba2       BB      4.78      06/30/10         35,827,590
  10,945    Fisher Scientific
            International, Inc.,
            Term Loan.................. Ba2       BBB     3.92      8/2/2011         11,040,769
  10,042    Insight Health, Term
            Loan....................... B1        B       6.31     10/17/2008        10,132,614
   3,120    Insight Health, Revolving
            Credit Agreement........... B1        B       6.56     10/17/2008         3,129,750

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SERVICES (CONTINUED)
 $ 4,557    Kinetics Concepts, Inc.,
            Term Loan.................. Ba3       BB-     4.31%     8/11/2010    $    4,594,978
     569    Rotech Healthcare, Inc.,
            Term Loan.................. Ba2       BB      5.56      3/31/2008           576,651
   3,600    The Cooper Companies, Inc.,
            Term Loan (i).............. Ba3       BB      4.19      1/6/2012          3,651,750
   3,204    VWR International, Inc.,
            Term Loan.................. B2        B+      5.17      4/7/2011          3,262,134
                                                                                 --------------
                                                                                     96,725,789
                                                                                 --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  0.9%
   5,294    CII Carbon, LLC,
            Term Loan.................. NR        NR      5.30      6/25/2008         5,227,772
   5,700    New Enterprise Stone & Lime                  5.65 to
            Co., Inc., Term Loan....... NR        NR      7.25      7/30/2010         5,770,780
   2,406    Techs Industries, Inc.,
            Term Loan.................. NR        NR      4.81      1/14/2010         2,412,266
                                                                                 --------------
                                                                                     13,410,818
                                                                                 --------------
            NATURAL RESOURCES  2.0%
  21,462    El Paso Corp., Term Loan... B3        B-      5.19     11/23/2009        21,708,215
   2,949    Foundation PA Coal Co.,                      4.56 to
            Term Loan.................. Ba3       BB-     4.78      7/30/2011         2,994,276
   6,567    LYONDELL-CITGO Refining,                     4.38 to
            LP, Term Loan.............. NR        NR      4.59      5/21/2007         6,640,879
                                                                                 --------------
                                                                                     31,343,370
                                                                                 --------------
            NON-DURABLE CONSUMER PRODUCTS  1.7%
   1,872    Aero Products
            International, Inc., Term                    5.83 to
            Loan....................... NR        NR      7.06     12/19/2008         1,847,402
   4,975    Amscan Holdings, Inc., Term                  5.29 to
            Loan (i)................... B1        B+      7.00      4/30/2012         5,006,094
   3,721    Boyds Collection, Ltd.,                      3.38 to
            Term Loan (i).............. B1        B-      3.44      4/21/2005         3,715,961
   4,762    Church & Dwight Co., Inc.,
            Term Loan (i).............. Ba2       BB      4.31      5/30/2011         4,828,802
   7,392    General Binding Corp., Term                  6.71 to
            Loan....................... B2        B+      7.39      1/15/2008         7,419,720
   3,856    JohnsonDiversey, Inc., Term                  4.43 to
            Loan....................... Ba3       BB-     4.64      11/3/2009         3,925,624
                                                                                 --------------
                                                                                     26,743,603
                                                                                 --------------
            PAPER & FOREST PRODUCTS  1.9%
  30,000    Boise Cascade, LLC, Term                               10/28/10 to
            Loan (i)................... Ba3       BB      4.84      10/29/11         30,126,866
                                                                                 --------------

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES  2.1%
 $ 3,539    Alderwoods Group, Inc.,                      3.94 to
            Term Loan (i).............. B1        BB-     4.54%     9/29/2009    $    3,594,008
   8,750    Coinmach Laundry Corp.,                      5.44 to
            Term Loan (i).............. B2        B       5.63      7/25/2009         8,856,438
   2,494    Coinstar, Inc., Term Loan
            (i)........................ Ba3       BB-     4.84      7/7/2011          2,537,882
   4,478    Global Imaging Systems,                      4.28 to
            Inc., Term Loan............ Ba3       BB-     4.71      5/10/2010         4,533,469
   2,100    InfoUSA, Inc., Term Loan... Ba3       BB      5.06      3/25/2009         2,121,000
   5,876    Iron Mountain, Inc., Term                    4.19 to
            Loan....................... B2        BB-     4.22      4/2/2011          5,926,607
   2,962    Stewart Enterprises, Inc.,
            Term Loan.................. Ba3       BB+     4.47     11/19/2011         3,004,325
   1,800    United Online, Inc., Term                    5.63 to
            Loan....................... B1        B+      6.13     12/13/2008         1,824,750
                                                                                 --------------
                                                                                     32,398,479
                                                                                 --------------
            PHARMACEUTICALS  0.9%
   2,985    Accredo Health, Inc., Term
            Loan (i)................... Ba2       BB      4.23      4/30/2011         3,010,187
  11,614    MedPointe, Inc., Term                        6.70 to   09/30/07 to
            Loan....................... B1        B       7.45      09/30/08         11,669,095
                                                                                 --------------
                                                                                     14,679,282
                                                                                 --------------
            PRINTING & PUBLISHING  17.5%
  10,451    Adams Outdoor Advertising,                   4.92 to   10/15/11 to
            LP, Term Loan (i).......... B1        B+      6.17      04/15/12         10,604,768
     431    Advanstar Communications,
            Inc., Term Loan (i)........ B2        B       7.08     10/11/2007           433,812
  27,300    Advertising Directory
            Solutions, Inc., (Canada)                    4.48 to   11/09/11 to
            Term Loan (i).............. B1        BB-     6.23      05/09/12         27,764,254
   7,013    American Media Operations,
            Inc., Term Loan (i)........ Ba3       B+      5.31      4/1/2007          7,125,754
   7,110    American Reprographics Co.,
            Term Loan (i).............. B1        BB-     5.26      6/18/2009         7,198,875
     999    CanWest Media, Inc.,
            (Canada) Term Loan (i)..... Ba2       B+      4.70      8/15/2009         1,013,433
   9,975    Cygnus Business Media,
            Inc., Term Loan............ B3        B       6.42      7/13/2009         9,950,062
   4,213    Day International Group,                     6.06 to
            Inc., Term Loan............ B1        B       6.08      9/16/2009         4,252,810
   8,207    Dex Media East, LLC, Term                    3.96 to   11/08/08 to
            Loan....................... Ba2       BB-     6.00      05/08/09          8,308,569
  30,462    Dex Media West, LLC, Term                    4.15 to   09/09/09 to
            Loan....................... Ba2       BB-     6.25      03/09/10         30,867,189
   1,800    Enterprise NewsMedia, LLC,
            Term Loan.................. NR        NR      5.68      6/30/2012         1,830,375

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $ 9,739    F&W Publications, Inc.,
            Term Loan.................. NR        NR      5.96%    12/31/2009    $    9,854,867
   7,500    Freedom Communications,                      4.14 to
            Term Loan.................. Ba3       BB      4.15      5/18/2012         7,618,125
   9,125    Haights Cross
            Communications, LLC, Term                    5.96 to
            Loan....................... B3        B-      6.78      8/20/2008         9,353,545
   8,674    Herald Media, Inc., Term                     5.03 to   07/22/11 to
            Loan....................... NR        NR      8.03      01/22/12          8,811,943
  15,080    Journal Register Co., Term                   3.42 to
            Loan....................... Ba2       BB+     4.23      8/12/2012        15,178,970
   6,933    Lamar Media Corp., Term
            Loan....................... Ba2       BB-     4.06      6/30/2010         7,020,000
   2,973    Liberty Group Operating,                     6.00 to
            Inc., Term Loan............ B1        B       6.06      3/31/2007         2,991,101
   3,000    MC Communications, LLC,                      6.44 to
            Term Loan.................. NR        NR      7.01     12/31/2010         3,022,500
   2,488    MediaNews Group, Inc., Term
            Loan....................... NR        NR      4.08     12/30/2010         2,503,047
   9,162    Merrill Communications,                      5.06 to
            LLC, Term Loan............. B1        B       7.00      7/30/2009         9,290,660
   8,950    Morris Publishing Group,
            LLC, Term Loan............. Ba1       BB      4.31      3/31/2011         9,064,676
   7,808    Primedia, Inc., Term                         4.56 to   06/30/08 to
            Loan....................... B3        B       5.38      06/30/09          7,713,257
  25,998    R.H. Donnelley, Inc., Term                   4.13 to   12/31/09 to
            Loan....................... Ba3       BB      4.56      06/30/11         26,273,098
   4,800    Source Media, Inc., Term                     4.69 to   11/08/11 to
            Loan....................... B1        NR      7.94      08/30/12          4,879,500
  16,393    Transwestern Publishing                      3.94 to   02/25/11 to
            Co., LLC, Term Loan........ B1        B+      7.08      02/25/12         16,631,396
   3,510    Vutek, Inc., Term Loan..... B1        NR      7.75      6/25/2010         3,518,775
  14,000    Xerox Corp., Term Loan..... NR        BB-     4.33      9/30/2008        14,149,842
   5,882    Ziff-Davis Media, Inc.,
            Term Loan.................. B3        CCC     7.08      3/31/2007         5,830,396
                                                                                 --------------
                                                                                    273,055,599
                                                                                 --------------
            RESTAURANTS & FOOD SERVICE  0.9%
   2,100    Captain D's, LLC,
            Term Loan.................. NR        NR      6.33     12/27/2010         2,105,250
   3,600    Carrols Holding Corp., Term                  5.06 to
            Loan (i)................... B1        B+      6.75     12/31/2010         3,663,000

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            RESTAURANTS & FOOD SERVICE (CONTINUED)
 $ 4,800    Denny's Corp.,                               5.59 to   09/30/09 to
            Term Loan (i).............. B3        B       7.89%     09/30/10     $    4,935,751
   3,000    Landry's Restaurants, Inc.,                  4.33 to
            Term Loan.................. Ba2       BB-     4.53     12/28/2010         3,033,750
                                                                                 --------------
                                                                                     13,737,751
                                                                                 --------------
            RETAIL--OIL & GAS  1.7%
   1,515    Alimentation Couche-Tard,                    4.25 to
            Inc., Term Loan (i)........ Ba2       BB      4.38     12/17/2010         1,537,720
   1,194    Barjan Products, LLC, Term                   7.75 to
            Loan....................... NR        NR      10.25     4/30/2007           623,181
     798    Barjan Products, LLC,
            Revolving Credit                             7.25 to
            Agreement.................. NR        NR      7.75      4/30/2007           797,529
   7,250    Getty Petroleum Marketing,
            Inc., Term Loan............ B1        B+      5.80      5/19/2010         7,390,469
  13,609    The Pantry, Inc., Term                       4.83 to
            Loan....................... B1        B+      6.00      3/12/2011        13,838,342
   1,800    Travelcenters of America,                    4.15 to
            Inc., Term Loan............ Ba3       BB      6.75      12/1/2011         1,821,375
                                                                                 --------------
                                                                                     26,008,616
                                                                                 --------------
            RETAIL--SPECIALTY  2.3%
   3,161    DRL Acquisition, Inc., Term                  6.73 to
            Loan....................... NR        NR      8.00      4/30/2009         3,149,762
   1,953    Home Interiors & Gifts,
            Inc., Term Loan............ B3        B-      7.17      3/31/2011         1,893,555
                                                         4.81 to   10/04/10 to
  16,800    Jostens, Inc., Term Loan... B1        B+      5.06      10/04/11         16,990,924
  13,304    Nebraska Book Co., Inc.,
            Term Loan.................. B2        B       4.67      3/4/2011         13,495,234
                                                                                 --------------
                                                                                     35,529,475
                                                                                 --------------
            RETAIL--STORES  3.1%
   2,700    Advance Stores Co., Inc.,                    4.13 to
            Term Loan (i).............. Ba2       BB+     4.31      9/30/2010         2,735,969
   7,680    CSK Auto, Inc., Term Loan
            (i)........................ Ba2       B+      4.85      6/19/2009         7,766,362
   3,600    Dollarama Group, LP, Term                    4.78 to
            Loan....................... NR        NR      6.50     11/18/2011         3,633,750
   2,295    Murray's Discount Auto                       6.87 to
            Stores, Inc., Term Loan.... NR        NR      8.25      8/8/2009          2,297,599
  31,125    Rite Aid Corp., Term                         4.17 to
            Loan....................... NR        B+      4.31      8/31/2009        31,387,633
                                                                                 --------------
                                                                                     47,821,313
                                                                                 --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  2.2%
 $ 8,174    Cincinnati Bell, Inc., Term                  4.98 to
            Loan (i)................... B1        B+      5.08%     6/30/2008    $    8,256,926
   3,000    Fairpoint Communications,
            Inc., Term Loan............ B1        BB-     6.44      3/31/2007         3,011,250
   4,962    McLeod USA, Inc.,
            Term Loan.................. Caa3      NR      6.42      5/30/2008         2,574,150
   1,632    Orius Corp., LLC,                            6.51 to   01/23/09 to
            Term Loan.................. NR        NR      7.43      01/23/10            347,204
   1,127    Orius Corp., LLC, Revolving
            Credit Agreement........... NR        NR      5.33      1/31/2006           873,119
  14,581    Qwest Corp., Term Loan..... Ba3       BB-     7.39      6/30/2007        15,225,372
   3,491    Valor Telecommunications,                    5.98 to
            LLC, Term Loan............. B2        B+      6.08     11/10/2011         3,510,525
   7,500    WCI Capital Corp., Term
            Loan (a) (c) (j)........... NR        NR      8.75      9/30/2007           112,500
   1,216    WCI Capital Corp.,
            Revolving Credit Agreement
            (a) (c) (j)................ NR        NR      8.25     12/31/2004            50,103
                                                                                 --------------
                                                                                     33,961,149
                                                                                 --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.3%
   4,784    Williams Communications,                     5.90 to
            LLC, Term Loan............. B2        NR      6.06      10/1/2009         4,829,063
                                                                                 --------------

            TELECOMMUNICATIONS--WIRELESS  3.0%
   2,388    American Tower, LP, Term
            Loan (i)................... Ba3       B       4.23      8/31/2011         2,417,850
   2,388    Cellular South, Inc., Term                   3.88 to
            Loan (i)................... NR        NR      6.00      5/4/2011          2,422,327
  12,903    Centennial Cellular, Inc.,                   4.92 to
            Term Loan (i).............. B2        B-      5.38      2/9/2011         13,018,416
  12,165    Nextel Partners, Inc., Term
            Loan....................... Ba3       B+      4.94      5/31/2011        12,344,215
   3,600    Spectrasite Communications,
            Inc., Term Loan............ Ba3       BB-     4.03      5/19/2012         3,630,751
   1,004    Syniverse Holding, LLC.,                     5.40 to
            Term Loan.................. Ba3       BB-     5.56      9/30/2010         1,013,239
  11,940    Western Wireless Corp.,                      5.40 to
            Term Loan.................. B2        B-      5.71      5/31/2011        12,039,496
                                                                                 --------------
                                                                                     46,886,294
                                                                                 --------------
            TEXTILES & LEATHER  0.0%
   1,995    Malden Mills Industries,                     6.75 to
            Inc., Term Loan (a)........ NR        NR      7.00      10/1/2008           445,093
                                                                                 --------------

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------               STATED
(000)       BORROWER                    MOODY'S   S&P    COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            TRANSPORTATION--CARGO  0.7%
 $   670    Kansas City Southern                         3.88 to
            Railway Co., Term Loan..... Ba3       BB+     4.28%     3/30/2008    $      679,548
   4,529    Pacer International, Inc.,                   4.06 to
            Term Loan.................. B1        BB-     5.06      6/10/2010         4,594,523
   3,004    Quality Distribution, Inc.,                  5.58 to
            Term Loan.................. Caa1      B-      7.25     11/13/2009         3,004,034
     900    Quality Distribution, Inc.,
            Revolving Credit                             5.64 to
            Agreement.................. Caa1      B-      5.58     11/13/2009           875,625
   2,077    Transport Industries, LP,
            Term Loan.................. B2        B+      6.56      6/13/2010         2,080,665
                                                                                 --------------
                                                                                     11,234,395
                                                                                 --------------
            TRANSPORTATION--PERSONAL  1.5%
  21,748    Laidlaw Investments Ltd.,
            Term Loan.................. Ba3       BB+     6.33      6/19/2009        21,853,166
     934    Neoplan USA Corp.,
            Revolving Credit Agreement
            (d)........................ NR        NR      6.56      6/30/2006           933,750
                                                                                 --------------
                                                                                     22,786,916
                                                                                 --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.2%
                                                         5.56 to
   2,993    Helm, Inc., Term Loan...... NR        NR      5.62      7/2/2010          3,031,777
                                                                                 --------------

            UTILITIES  4.4%
  17,500    Allegheny Energy, Inc.,                      5.01 to
            Term Loan (i).............. B1        B+      5.16      3/8/2011         17,847,650
     867    CenterPoint Energy,
            Inc., Revolving                              5.39 to
            Credit Agreement (i)....... Ba1       BBB-    7.25      10/7/2006           865,583
   4,188    Coleto Creek WLE, LP, Term                   4.83 to   06/30/11 to
            Loan (i)................... Ba2       BB      6.23      06/30/12          4,270,780
   3,922    Midwest Generation, LLC,                     5.38 to
            Term Loan.................. Ba3       B+      5.81      4/27/2011         3,983,630
   1,200    NorthWestern Corp., Term
            Loan....................... Ba1       BB      4.03      11/1/2011         1,219,000
   7,160    Pike Electric, Inc.,                         4.69 to   07/01/12 to
            Term Loan.................. NR        NR      4.75      12/10/12          7,280,977
  12,000    Reliant Energy Resources                     4.90 to
            Corp., Term Loan........... B1        B+      5.07      4/30/2010        12,095,352
  19,957    Texas Genco, LLC,
            Term Loan.................. Ba2       BB      4.48     12/14/2011        20,231,331
                                                                                 --------------
                                                                                     67,794,303
                                                                                 --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  172.3%...........................    2,686,423,607
                                                                                 --------------

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

BORROWER                                                                            VALUE
----------------------------------------------------------------------------------------------

NOTES  1.5%
Barjan Products, LLC ($1,122,526 par, 5.00% coupon, maturing 04/30/07) (k)...   $            0
Commonwealth Brands, Inc. ($1,500,000 par, 9.71% coupon, maturing 08/28/07)
  (h)........................................................................        1,563,750
Dade Behring, Inc. ($4,897,905 par, 11.91% coupon, maturing 10/03/10)........        5,461,164
Pioneer Cos., Inc. ($832,205 par, 6.05% coupon, maturing 12/31/06) (h).......          877,976
Rogers Wireless Communications, Inc. ($9,000,000 par, 5.53% coupon, maturing
  12/15/10) (h) (Canada).....................................................        9,517,500
Satelites Mexicanos, 144A-Private Placement ($6,007,000 par, 6.92% coupon,
  maturing 06/30/04), (b) (g) (h) (Mexico)...................................        5,075,915
US Unwired, Inc. ($1,200,000 par, 6.13% coupon, maturing 06/15/10) (h).......        1,245,000
                                                                                --------------

TOTAL NOTES..................................................................       23,741,305
                                                                                --------------

EQUITIES  2.0%
Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/03/04,
  Cost $470,400) (e) (f).....................................................          254,702
Barjan Products, LLC (2,201,571 preferred shares, Acquired 06/21/04, Cost
  $3,104,488) (e) (f)........................................................                0
Dade Behring Holdings, Inc. (166,320 common shares) (e)......................        9,505,188
Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired
  06/22/04, Cost $0) (e) (f).................................................           33,143
Gentek, Inc. (111,796 common shares).........................................        5,002,871
Gentek, Inc. (Warrants for 271 common shares) (e)............................                0
Holmes Group, Inc. (Warrants for 1,851 common shares, Acquired 05/24/04, Cost
  $0) (e) (f)................................................................            5,183
IDT Corp. (22,898 common shares) (e).........................................          335,227
Imperial Home Decor Group, Inc. (512,023 common shares, Acquired 04/26/01,
  Cost $522,263) (d) (e) (f) (j).............................................                0
London Clubs International (Warrants for 141,982 common shares, Acquired
  10/15/04, Cost $260,912) (e) (f)...........................................          312,752
Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0)
  (e) (f)....................................................................                0
Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost
  $0) (e) (f)................................................................                0
NeighborCare, Inc. (405,693 common shares) (e)...............................       11,898,976
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost
  $1,074,522) (d) (e) (f)....................................................            2,262
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e)
  (f)........................................................................               85
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (e) (f)......                0
Outsourcing Solutions (74,835 common shares, Acquired 01/30/04, Cost
  $3,399,503) (e) (f)........................................................        3,592,080
Planet Hollywood International, Inc. (Warrants for 76,677 common shares,
  Acquired 09/03/04, Cost $0) (e) (f)........................................                0
Railworks Corp. (186 preferred shares, Acquired 02/10/03, Cost $2,135,664)
  (e) (f)....................................................................                0

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

BORROWER                                                                            VALUE
----------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Railworks Corp. (Warrants for 3,282 common shares, Acquired 02/10/03, Cost
  $0) (e) (f)................................................................   $            0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940)
  (e) (f)....................................................................                0
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost
  $1,714,995) (e) (f)........................................................                0
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (e) (f)...                0
Targus Group International (Warrants for 28,689 common shares, Acquired
  01/30/04, Cost $0) (e) (f).................................................            8,607
                                                                                --------------

TOTAL EQUITIES  2.0%.........................................................       30,951,076
                                                                                --------------

TOTAL LONG TERM INVESTMENTS  175.8%
  (Cost $2,733,575,669)......................................................    2,741,115,988
                                                                                --------------

SHORT-TERM INVESTMENTS  2.3%
REPURCHASE AGREEMENT  2.1%
State Street Bank & Trust Corp. ($33,000,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.42%,
  dated 01/31/05, to be sold on 02/01/05 at $33,002,218) (i).................       33,000,000

TIME DEPOSIT  0.2%
State Street Bank & Trust Corp. ($3,160,342 par, 0.85% coupon, dated
  01/31/05, to be sold on 02/01/05 at $3,160,417) (i)........................        3,160,342
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $36,160,342).........................................................       36,160,342
                                                                                --------------

TOTAL INVESTMENTS 178.1%
  (Cost $2,769,736,011)......................................................    2,777,276,330
BORROWINGS  (32.4)%..........................................................     (505,000,000)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (44.9)%..................     (700,218,776)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8)%................................      (12,644,420)
                                                                                --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $1,559,413,134
                                                                                ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

    Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

(b) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Affiliated company. See Notes to Financial Statements.

(e) Non-income producing security as this stock or warrant currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.27% of the net assets applicable to common shares of the Trust.

(g) The borrower is in the process of restructuring or amending the terms of this loan.

(h) Variable rate security. Interest rate shown is that in effect at January 31, 2005.

(i) All or a portion of this security is designated in connection with unfunded loan commitments.

(j) This borrower is currently in liquidation.

(k) Payment-in-kind security.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. The interest rates shown are those in effect on January 31, 2005. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2005 (Unaudited)

ASSETS:
Total Investments in unaffiliated securities (Cost
  $2,765,837,559)...........................................  $2,776,304,676
Total Investments in affiliated securities (Cost
  $3,898,453)...............................................         971,654
Cash........................................................       3,520,926
Receivables:
  Interest and Fees.........................................      11,812,564
  Investments Sold..........................................       3,862,323
Other.......................................................         220,444
                                                              --------------
    Total Assets............................................   2,796,692,587
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     505,000,000
  Investments Purchased.....................................      26,940,167
  Investment Advisory Fee...................................       2,016,802
  Administrative Fee........................................         474,541
  Distributor and Other Affiliates..........................         331,360
  Income Distributions--Common Shares.......................          91,516
Accrued Interest Expense....................................       1,092,995
Accrued Expenses............................................         696,466
Trustees' Deferred Compensation and Retirement Plans........         416,830
                                                              --------------
    Total Liabilities.......................................     537,060,677
Preferred Shares (including accrued distributions)..........     700,218,776
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,559,413,134
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,559,413,134 divided by
  180,010,000 shares outstanding)...........................  $         8.66
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,788,748,292
Net Unrealized Appreciation.................................       7,540,319
Accumulated Undistributed Net Investment Income.............       1,543,721
Accumulated Net Realized Loss...............................    (240,219,298)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,559,413,134
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 28,000 shares,
  28,000 issued with liquidation preference of $25,000 per
  share)....................................................  $  700,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $2,259,413,134
                                                              ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest from unaffiliated securities.......................  $ 68,241,313
Interest from affiliated securities.........................        30,297
Dividends...................................................     1,084,205
Other.......................................................     2,580,710
                                                              ------------
    Total Income............................................    71,936,525
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    11,765,088
Administrative Fee..........................................     2,768,256
Credit Line.................................................     1,067,528
Preferred Share Maintenance.................................       916,101
Custody.....................................................       337,131
Legal.......................................................       326,827
Trustees' Fees and Related Expenses.........................        74,144
Other.......................................................       425,149
                                                              ------------
    Total Operating Expenses................................    17,680,224
                                                              ------------
    Interest Expense........................................     4,872,491
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 49,383,810
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(11,207,799)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (7,968,504)
  End of the Period.........................................     7,540,319
                                                              ------------
Net Unrealized Appreciation During the Period...............    15,508,823
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  4,301,024
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (7,012,488)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 46,672,346
                                                              ============

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE           FOR THE
                                                           SIX MONTHS ENDED     YEAR ENDED
                                                           JANUARY 31, 2005   JULY 31, 2004
                                                           ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $   49,383,810    $   76,868,483
Net Realized Gain/Loss...................................      (11,207,799)       21,290,086
Net Unrealized Appreciation During the Period............       15,508,823        79,993,874
Distributions to Preferred Shareholders:
Net Investment Income....................................       (7,012,488)       (3,970,944)
                                                            --------------    --------------

Change in Net Assets Applicable to Common Shares from
  Operations.............................................       46,672,346       174,181,499
Distributions to Common Shareholders:
Net Investment Income....................................      (41,366,215)      (71,823,861)
                                                            --------------    --------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................        5,306,131       102,357,638

FROM CAPITAL TRANSACTIONS:
Offering Costs on Preferred Shares.......................           (1,764)       (6,835,194)
                                                            --------------    --------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.................................................        5,304,367        95,522,444
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................    1,554,108,767     1,458,586,323
                                                            --------------    --------------
End of the Period (Including accumulated undistributed
  net investment income of $1,543,721 and $538,614,
  respectively)..........................................   $1,559,413,134    $1,554,108,767
                                                            ==============    ==============

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2005 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (EXCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ 53,684,834
                                                              ------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
  Increase in Investments at Value..........................   (33,286,829)
  Increase in Interest and Fees Receivables.................    (2,345,314)
  Decrease in Receivable for Investments Sold...............     1,353,890
  Increase in Other Assets..................................       (56,715)
  Increase in Investment Advisory Fee Payable...............        86,666
  Increase in Administrative Fee Payable....................        20,391
  Increase in Distributor and Affiliates Payable............        26,772
  Decrease in Payable for Investments Purchased.............   (23,489,435)
  Increase in Accrued Expenses..............................       165,648
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................        57,097
  Change in Accrued Interest Expense........................       598,588
                                                              ------------
    Total Adjustments.......................................   (56,869,241)
                                                              ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    (3,184,407)
                                                              ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................    55,000,000
Change in Offering Costs on Preferred Shares................        (1,764)
Cash Distributions Paid.....................................   (48,292,909)
                                                              ------------
    Net Cash Used for Financing Activities..................     6,705,327
                                                              ------------
NET INCREASE IN CASH........................................     3,520,920
Cash at Beginning of the Period.............................             6
                                                              ------------
CASH AT THE END OF THE PERIOD...............................  $  3,520,926
                                                              ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for Interest......................  $  4,273,903
                                                              ============

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS
                                                                ENDED
                                                             JANUARY 31,   -------------------
                                                                2005         2004       2003
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (a)................  $   8.63     $   8.10   $   7.94
                                                              --------     --------   --------
 Net Investment Income......................................       .28          .42        .46
 Net Realized and Unrealized Gain/Loss......................       .02          .57        .14
 Common Share Equivalent of Distributions Paid to Preferred
   Shareholders:
 Net Investment Income......................................      (.04)        (.02)       -0-
                                                              --------     --------   --------
Total from Investment Operations............................       .26          .97        .60
                                                              --------     --------   --------
Distributions To Common Shareholders:
 Net Investment Income......................................      (.23)        (.40)      (.44)
 Net Realized Gain..........................................       -0-          -0-        -0-
Dilutive impact from the offering of Money Market Cumulative
 Preferred Shares...........................................       -0-         (.04)       -0-
                                                              --------     --------   --------
NET ASSET VALUE, END OF THE PERIOD..........................  $   8.66     $   8.63   $   8.10
                                                              ========     ========   ========
Common Share Market Price at End of the Period..............  $   8.59     $   8.84   $   7.84
Total Return* (b)...........................................    -0.21%**     18.13%     25.06%
Net Assets Applicable to Common Shares at End of the Period
 (In millions)..............................................  $1,559.4     $1,554.1   $1,458.6
Ratios to Average Net Assets applicable to Common Shares
 excluding Borrowings:
 Operating Expense* (f).....................................     2.26%        1.91%      1.59%
 Interest Expense (f).......................................      .62%         .31%       .62%
 Gross Expense* (f).........................................     2.88%        2.22%      2.21%
 Net Investment Income* (f).................................     6.30%        5.06%      5.98%
 Net Investment Income* (g).................................     5.41%        4.80%        N/A
Portfolio Turnover (c)......................................       50%**        84%        78%
Supplemental Ratios:
 Ratios to Average Net Assets including Preferred Shares and
   Borrowings:
 Operating Expense* (f).....................................     1.28%        1.30%      1.19%
 Interest Expense (f).......................................      .35%         .21%       .46%
 Gross Expense* (f).........................................     1.63%        1.51%      1.65%
 Net Investment Income* (f).................................     3.57%        3.44%      4.47%
 Net Investment Income* (g).................................     3.06%        3.26%        N/A
Senior Indebtedness:
   Total Preferred Shares Outstanding.......................    28,000       28,000        N/A
   Asset Coverage Per Preferred Share (h)...................  $ 80,701     $ 80,509        N/A
   Involuntary Liquidating Preference Per Preferred Share...  $ 25,000     $ 25,000        N/A
   Average Market Value Per Preferred Share.................  $ 25,000     $ 25,000        N/A
   Total Borrowing Outstanding (In thousands)...............  $505,000     $450,000   $401,000
   Asset Coverage Per $1,000 Unit of Senior Indebtedness
     (d)....................................................     5,475        6,009      4,637

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the Ratio of Operating Expenses to Average Net Assets, Ratio of Gross
  Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets
  would have been 1.21%, 1.49% and 6.90% for the period ended July 31, 1998.

** Non-Annualized

(a)Net asset value on June 24, 1998 of $10.00 is adjusted for common share offering costs of $.013.

(b)Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)Calculated by subtracting the Trust's total liabilities (not including the Borrowings) from the Trust's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)As required, effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended July 31, 2002 was to decrease the ratio of net investment income to average net asset applicable to common shares by .01%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for the periods prior to July 31, 2002 have not been restated to reflect this change in presentation.

(f)Ratios do not reflect the effect of distributions to preferred shareholders.

(g)Ratios reflect the effect of distributions to preferred shareholders.

(h)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

                                                   JUNE 24, 1998
YEAR ENDED JULY 31,                                (COMMENCEMENT
----------------------------------------------   OF OPERATIONS) TO
     2002 (e)     2001       2000       1999       JULY 31, 1998
------------------------------------------------------------------
     $   8.51   $   9.65   $  10.08   $  10.07       $   9.99
     --------   --------   --------   --------       --------
          .49        .79        .81        .77            .07
         (.55)     (1.10)      (.42)       -0-            .01
          -0-        -0-        -0-        -0-            -0-
     --------   --------   --------   --------       --------
         (.06)      (.31)       .39        .77            .08
     --------   --------   --------   --------       --------
         (.51)      (.83)      (.81)      (.76)           -0-
          -0-        -0-       (.01)       -0-            -0-
          -0-        -0-        -0-        -0-            -0-
     --------   --------   --------   --------       --------
     $   7.94   $   8.51   $   9.65   $  10.08       $  10.07
     ========   ========   ========   ========       ========
     $   6.67   $   7.79   $   8.75   $ 9.5625       $10.0625
       -8.05%     -1.42%       .61%      2.98%           .63%**
     $1,430.0   $1,532.7   $1,736.5   $1,815.1       $1,812.1
        1.48%      1.63%      1.75%      1.66%          1.18%
         .53%      2.15%      2.49%      2.37%           .28%
        2.01%      3.78%      4.24%      4.03%          1.46%
        6.02%      8.90%      8.19%      7.72%          6.94%
          N/A        N/A        N/A        N/A            N/A
          65%        55%        57%        28%             3%**
        1.22%      1.20%      1.24%      1.18%            N/A
         .44%      1.58%      1.77%      1.67%            N/A
        1.66%      2.78%      3.01%      2.85%            N/A
        4.95%      6.55%      5.83%      5.46%            N/A
          N/A        N/A        N/A        N/A            N/A
          N/A        N/A        N/A        N/A            N/A
          N/A        N/A        N/A        N/A            N/A
          N/A        N/A        N/A        N/A            N/A
          N/A        N/A        N/A        N/A            N/A
     $370,159   $375,000   $700,000   $800,000       $400,000
        4,863      5,087      3,481      3,269          5,530

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 24, 1998.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and the Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note, or other fixed income security. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2004, the Trust had an accumulated capital loss carryforward for tax purposes of $209,217,198, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$  4,851,995................................................  July 31, 2009
 122,716,095................................................  July 31, 2010
  52,014,750................................................  July 31, 2011
  29,634,358................................................  July 31, 2012

    At January 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,784,943,950
                                                              ==============
Gross tax unrealized appreciation...........................  $   54,941,542
Gross tax unrealized depreciation...........................     (62,609,162)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  ( 7,667,620)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are to be distributed at least annually to common shareholders. Distributions from net realized gains for book purposes may include short term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

    The tax character of distributions paid for the year ended July 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $75,570,307
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $75,570,307
                                                              ===========

    As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,498,215

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses resulting from wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2005, the Trust recognized expenses of approximately $52,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the six months ended January 31, 2005, the Trust recognized expenses of approximately $47,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as "Legal" expenses in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940 as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                               INTEREST/     MARKET
                                     PAR/        REALIZED      DIVIDEND      VALUE
NAME                                SHARES*     GAIN/(LOSS)     INCOME      1/31/05        COST
Imperial Home Decor Group, Inc.,
  Term Loan......................  1,422,288        -0-            -0-      $ 35,557    $1,367,833
Imperial Home Decor Group, Inc.,
  Common Stock...................    512,023        -0-            -0-           -0-       522,263
Neoplan USA Corp., Revolving
  Credit Agreement...............    933,750        -0-         30,297       933,750       933,750
Neoplan USA Corp., Common
  Stock..........................      8,517        -0-            -0-            85            85
Neoplan USA Corp., Preferred
  Stock C........................        532        -0-            -0-           532           532
Neoplan USA Corp., Preferred
  Stock D........................      1,730        -0-            -0-         1,730     1,073,990
                                                    ---         ------
                                                    -0-         30,297
                                                    ---         ------

*   Shares were acquired through the restructuring of Senior loan interests.

                                      SHARES AS                               SHARES AS    REALIZED
                                         OF          GROSS        GROSS          OF         GAIN/
NAME                                   7/31/04     ADDITIONS    REDUCTIONS     1/31/05      (LOSS)
Neoplan USA Corp., Revolving Credit
  Agreement.........................   911,250      56,250        33,750       933,750       -0-

3. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,413,699,787 and $1,352,461,403, respectively.

4. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $175,644,025 as of January 31, 2005. The Trust intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve.

5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2005 (UNAUDITED) continued

    At January 31, 2005, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
Bank of America.............................................   $4,100      $4,121

6. BORROWINGS

As of April 29, 2004, the shareholders approved amending the Trust's fundamental investment restriction regarding the Trust's use of financial leverage. The Trust is now able to utilize financial leverage to the maximum extent allowable under the Investment Company Act of 1940, as amended. Under the 1940 Act, a fund generally may not (i) borrow money greater than 33 1/3% of the fund's total assets or (ii) issue preferred shares greater than 50% of the fund's total assets. In using a combination of borrowing money and issuing preferred shares, the maximum allowable leverage is somewhere between 33 1/3% and 50% (but in no event more that 50%) of the Fund's total assets based on the relative amounts borrowed or preferred shares issued.

    The Trust has entered into a $700 million revolving credit and security agreement. Annual commitment fees of .13% are charged on the unused portion of the credit line. This revolving credit agreement is secured by the assets of the Trust. For the six months ended January 31, 2005, the average daily balance of borrowings under the revolving credit agreement was $491,114,130 with a weighted average interest rate of 1.94%.

7. PREFERRED SHARES ISSUANCE

As of February 20, 2004, the Trust issued 5,600 shares each of Series M, Series T, Series W, Series TH and Series F Auction Preferred Shares ("APS"), $.01 Par Value, $25,000 liquidation Preference, for a total issuance of $700 million. Dividends are cumulative and the dividend rates are generally reset every seven days through an auction process. The average rate in effect on January 31, 2005 was 2.44%. During the six months ended January 31, 2005, the rates ranged from 1.49% to 2.91%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

8. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VVR SAR 3/05 RA05-00175P-Y01/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Income Trust

By:   /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By:  /s/ James W. Garrett
     -----------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005